Warrant Liabilities - Schedule of Movement of Fair Value of Warrant Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Movement of Fair Value of Warrant Liabilities [Abstract]
At beginning of the year	RM 148,887	$ 33,305	RM 1,964,335
Exercised			(1,913,443)
Fair value change			151,891
Currency realignment	(8,583)		(53,896)
At end of the year	RM 140,304	$ 33,305	RM 148,887